Summary of Significant Accounting Policies (Details)				3 Months Ended				6 Months Ended	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares shares	Aug. 29, 2025 USD ($)	Aug. 26, 2025 USD ($)	Mar. 31, 2026 USD ($) $ / shares shares	Sep. 30, 2025 USD ($) $ / shares	Jun. 30, 2025 USD ($)	Mar. 31, 2025 USD ($) $ / shares shares	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares	Feb. 28, 2026 $ / shares	Feb. 26, 2026 shares	Feb. 18, 2026	Dec. 12, 2025 USD ($)	Jun. 04, 2025 $ / shares shares	Feb. 26, 2025 USD ($)	Dec. 31, 2023 USD ($)	Feb. 09, 2023
Summary of Significant Accounting Policies [Line Items]
Impairment charges										$ 111,033
Equity method investment										10,636,544
Exceed federally-insured limits	250,000			$ 250,000					250,000
Federally insured limits	0			506,000					0
Deferred offering costs	84,652								84,652
Impairment										259,579
Carrying value equity method investment				280,500			$ 95,000		1,069,000
Redemption aggregate cash amount									1,745,000
Payment of equity investment									95,000
Regular payments on equity investments									75,000
Reserve for credit loss	0					$ 1,650,000
Reserve for credit loss								$ 1,650,000
Aggregate amount		$ 1,122,000
Credit loss recovery					$ 1,650,000
Per share (in Dollars per share) | $ / shares											$ 0.51
Proceeds from stock subscription liability									150,000
Advertising and marketing costs				209,846			71,150		843,497	$ 237,671
Dilutive securities							$ 162,473		$ 162,473
Common stock, conversion price (in Dollars per share) | $ / shares							$ 11.25		$ 1	$ 11.25
Percentage of purchase																40.00%		40.00%
Reverse stock split									1-for-15
Payment of fair value				9,000,000
Additional paid-in capital of capital transaction				1,861,266
Proceeds of sale of subsidiary				9,000,000
Advance to sale of subsidiary				3,158,078
Note payable				1,142,027
Paying off due to related party				41,922
Excess of its carrying value				7,138,734
Share subscription liability	$ 150,000			$ 150,000					$ 150,000
Pre-funded warrants (in Shares) | shares				6,032,353			150,000
Developed technology and Trade Name [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful life	1 year			1 year					1 year
Pre Funded Warrants [Member]
Summary of Significant Accounting Policies [Line Items]
Warrants outstanding (in Shares) | shares	504,300			6,032,353					504,300
Common Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Shares subscribed (in Shares) | shares															141,643
Per share (in Dollars per share) | $ / shares															$ 3.53
Additional paid-in capital of capital transaction
Lab Services MSO [Member]
Summary of Significant Accounting Policies [Line Items]
Equity method investment										$ 10,636,544							$ 12,095,020
Equity interest rate																40.00%
Carrying value equity method investment									11,029,221
Carrying value of the extinguished									632,916
Lab Services MSO [Member] | Pre Funded Warrants [Member]
Summary of Significant Accounting Policies [Line Items]
Carrying value equity method investment									$ 13,377,916
Dr Yu Zhou [Member]
Summary of Significant Accounting Policies [Line Items]
Equity interest rate	40.00%								40.00%
Subsequent Event [Member] | Common Stock [Member] | Pre Funded Warrants [Member]
Summary of Significant Accounting Policies [Line Items]
Warrants outstanding (in Shares) | shares												0.5099
Subscription Agreement [Member]
Summary of Significant Accounting Policies [Line Items]
Proceeds from stock subscription liability									$ 150,000
Share subscription liability				150,000
Mr. Lu [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of membership interests													100.00%
Mr. Lu [Member] | Subsequent Event [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of membership interests													100.00%
RMB [Member]
Summary of Significant Accounting Policies [Line Items]
Foreign currency exchange rate	7.1889								7.1889	7.1889
RMB [Member] | Asset and liability Accounts [Member]
Summary of Significant Accounting Policies [Line Items]
Foreign currency exchange rate	6.9964								6.9964	7.298
United States [Member]
Summary of Significant Accounting Policies [Line Items]
Foreign currency exchange rate										1
United States [Member] | Asset and liability Accounts [Member]
Summary of Significant Accounting Policies [Line Items]
Foreign currency exchange rate										1
Laboratory Services MSO, LLC [Member]
Summary of Significant Accounting Policies [Line Items]
Aggregate amount		600,000	$ 1,722,000
Attorneys fees			50,000
Interest receivable			$ 22,000
Monthly installment		$ 93,500
Lab Services MSO [Member]
Summary of Significant Accounting Policies [Line Items]
Redemption aggregate cash amount									$ 11,029,221
Laboratory Services MSO, LLC [Member]
Summary of Significant Accounting Policies [Line Items]
Equity method investment										$ 259,579
Wenzhao Lu [Member]
Summary of Significant Accounting Policies [Line Items]
Note payable				$ 5,800,000
Laboratory Equipment [Member]
Summary of Significant Accounting Policies [Line Items]
Impairment charges									111,033	$ 0
Series B Convertible Preferred Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Equity method investment																$ 11,000,000
Carrying value of the extinguished									$ 2,348,695
Preferred stock, convertible conversion price (in Dollars per share) | $ / shares	$ 56.7								$ 56.7
Common stock, conversion price (in Dollars per share) | $ / shares									$ 56.7
Series B Convertible Preferred Stock [Member] | Lab Services MSO [Member]
Summary of Significant Accounting Policies [Line Items]
Carrying value equity method investment									$ 11,000,000
Series B Convertible Preferred Stock [Member] | Lab Services MSO [Member]
Summary of Significant Accounting Policies [Line Items]
Equity method investment							$ 11,000,000
Series A Convertible Preferred Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Preferred stock, convertible conversion price (in Dollars per share) | $ / shares	150								$ 150
Series C Convertible Preferred Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Preferred stock, convertible conversion price (in Dollars per share) | $ / shares	2.41			$ 2.41					2.41
Series D Convertible Preferred Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Equity method investment														$ 9,000,000
Preferred stock, convertible conversion price (in Dollars per share) | $ / shares	2.41			2.41	$ 2.41				2.41
Series E Convertible Preferred Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Preferred stock, convertible conversion price (in Dollars per share) | $ / shares	$ 1.5			$ 1.5					$ 1.5